Segment information - Segment revenue to consolidated net income - Additional information (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 40	€ 43	€ 73
Cost of risk included in miscellaneous operating expenses	€ (10)	€ (7)	€ (6)